Amortized Cost and Estimated Fair Value with Gross Unrealized Gains and Losses of Securities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Unrealized Loss on securities	$ 994	$ 994
Non agency CMO securities | Maximum
Schedule of Available-for-sale Securities [Line Items]
Unrealized Loss on securities		$ 1